Inventories	12 Months Ended
Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Inventories

10. Inventories

Details of inventories as of December 31, 2025 and 2024 are as follows:

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Merchandise	₩	-	256,286
Allowance for inventory valuation (*)		-	(256,286)
Total	₩	-	-

(*)	For the year ended December 31, 2021, the Company recognized a 100% valuation allowance against custom-made inventory intended for the Russian market due to delivery restrictions arising from the Russia-Ukraine conflict. As of December 31, 2025, this inventory, with a net carrying amount of nil, has been written off.